SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated Useful Lives of Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

- Computers	3 to 5 years
- Office equipment, furniture and fittings	3 to 14 years
- Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
- Transportation assets	4 to 10 years
- Warehouse equipment	3 to 10 years
- Land use right	Over the land use term
- Building	6 to 20 years

Estimated Useful Lives of Finite Lived Intangible Assets
Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:

- Licensing fee	Over the shorter of licensing period or the estimated useful lives of the intangible assets
- IP right	1 to 6 years
- Trademarks	10 years
- Software	3 to 7 years
- Customer relationships	3 to 8 years